Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%<<
Fixed Income Funds — 45.13%
Macquarie VIP Corporate Bond Series Service Class	7,123,075	$ 33,763,377
Macquarie VIP High Income Series Standard Class	394,566	1,160,023
Macquarie VIP Limited-Term Bond Series Service Class	3,592,437	17,099,998
		52,023,398
Global / International Equity Fund — 14.58%
Macquarie VIP International Core Equity Series Standard Class	948,789	16,803,060
		16,803,060
US Equity Funds — 40.08%
Macquarie VIP Core Equity Series Service Class	1,227,383	17,048,352
Macquarie VIP Growth and Income Series Standard Class	179,675	6,491,665
Macquarie VIP Growth Series Service Class	1,117,825	11,122,356
Macquarie VIP Mid Cap Growth Series Standard Class	99,144	920,053
Macquarie VIP Small Cap Growth Series Standard Class	152,291	924,406
Macquarie VIP Smid Cap Core Series Service Class	373,538	4,572,102
Macquarie VIP Value Series Service Class	1,095,002	5,113,661
		46,192,595
Total Affiliated Mutual Funds (cost $129,770,254)		115,019,053

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	71,559	$ 71,559
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	71,559	71,559
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	71,559	71,559
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	71,559	71,559
Total Short-Term Investments (cost $286,236)		286,236

Total Value of Securities—100.04% (cost $130,056,490)		115,305,289
Liabilities Net of Receivables and Other Assets—(0.04%)		(47,390)
Net Assets Applicable to 27,102,507 Shares Outstanding—100.00%		$115,257,899
<<	Affiliated company.
NQ- IV049 [0325] 0525 (4473657)    1